Fair Value of Financial Instruments (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Fair Value of Financial Instruments (Textual)
Total	$ 2,381,874		$ 2,381,874		$ 398,489
Level 1 [Member]
Fair Value of Financial Instruments (Textual)
Total
Level 2 [Member]
Fair Value of Financial Instruments (Textual)
Total
Level 3 [Member]
Fair Value of Financial Instruments (Textual)
Total	2,381,874		2,381,874		398,489
Fair value recurring, Total	27,334		(45,233)
Derivative financial instruments [Member]
Fair Value of Financial Instruments (Textual)
Total	1,389,689		1,389,689		398,489
Derivative financial instruments [Member] | Level 1 [Member]
Fair Value of Financial Instruments (Textual)
Total
Derivative financial instruments [Member] | Level 2 [Member]
Fair Value of Financial Instruments (Textual)
Total
Derivative financial instruments [Member] | Level 3 [Member]
Fair Value of Financial Instruments (Textual)
Total	1,389,689		1,389,689		398,489
Fair value recurring, Total	52,786		38,165
Convertible notes payable [Member]
Fair Value of Financial Instruments (Textual)
Total	795,233		795,233
Convertible notes payable [Member] | Level 1 [Member]
Fair Value of Financial Instruments (Textual)
Total
Convertible notes payable [Member] | Level 2 [Member]
Fair Value of Financial Instruments (Textual)
Total
Convertible notes payable [Member] | Level 3 [Member]
Fair Value of Financial Instruments (Textual)
Total	795,233		795,233
Fair value recurring, Total	(20,921)		(75,418)
Notes payable to related party [Member]
Fair Value of Financial Instruments (Textual)
Total	196,952		196,952
Notes payable to related party [Member] | Level 1 [Member]
Fair Value of Financial Instruments (Textual)
Total
Notes payable to related party [Member] | Level 2 [Member]
Fair Value of Financial Instruments (Textual)
Total
Notes payable to related party [Member] | Level 3 [Member]
Fair Value of Financial Instruments (Textual)
Total	196,952		196,952
Fair value recurring, Total	$ (4,531)		$ (7,980)